Cover	Jan. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2022
Entity File Number	001-9232
Entity Registrant Name	VOLT INFORMATION SCIENCES, INC.
Entity Central Index Key	0000103872
Entity Tax Identification Number	13-5658129
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	2401 N. Glassell Street
Entity Address, City or Town	Orange
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92865
City Area Code	(714)
Local Phone Number	921-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VOLT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false